Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes	INCOME TAXES
The disclosures in this note apply to all Registrants unless indicated otherwise.

Income Tax Expense (Benefit)

The details of the Registrants’ Income Tax Expense (Benefit) as reported are as follows:

Year Ended December 31, 2022	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$113.1	$29.0	$98.0	$(61.0)	$43.4	$(27.0)	$(3.3)	$(32.3)
Deferred	(88.8)	41.4	46.0	86.6	(51.3)	73.3	(50.5)	13.4
Total Federal	24.3	70.4	144.0	25.6	(7.9)	46.3	(53.8)	(18.9)

State and Local:
Current	26.6	2.2	8.8	(0.4)	10.9	(0.3)	—	(1.8)
Deferred	(45.5)	—	16.3	(7.0)	1.2	(1.8)	4.6	(4.5)
Total State and Local	(18.9)	2.2	25.1	(7.4)	12.1	(2.1)	4.6	(6.3)

Income Tax Expense (Benefit)	$5.4	$72.6	$169.1	$18.2	$4.2	$44.2	$(49.2)	$(25.2)

Year Ended December 31, 2021	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(27.8)	$(1.2)	$69.8	$5.0	$26.9	$6.8	$(109.6)	$(16.7)
Deferred	182.6	40.5	54.1	14.9	(35.5)	25.2	105.6	26.2
Total Federal	154.8	39.3	123.9	19.9	(8.6)	32.0	(4.0)	9.5

State and Local:
Current	6.0	3.0	5.8	2.2	(0.6)	(3.1)	—	0.4
Deferred	(45.3)	0.8	14.4	—	(1.4)	5.5	8.1	(10.5)
Total State and Local	(39.3)	3.8	20.2	2.2	(2.0)	2.4	8.1	(10.1)

Income Tax Expense (Benefit)	$115.5	$43.1	$144.1	$22.1	$(10.6)	$34.4	$4.1	$(0.6)

Year Ended December 31, 2020	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(138.2)	$5.2	$22.2	$21.4	$11.3	$(26.6)	$(11.4)	$(13.6)
Deferred	146.9	(15.4)	65.4	(27.1)	(20.6)	74.0	8.3	19.6
Total Federal	8.7	(10.2)	87.6	(5.7)	(9.3)	47.4	(3.1)	6.0

State and Local:
Current	(16.7)	(0.1)	2.8	9.3	1.9	(5.4)	0.1	(8.2)
Deferred	48.5	(0.9)	16.3	0.7	(0.1)	3.2	8.2	11.6
Total State and Local	31.8	(1.0)	19.1	10.0	1.8	(2.2)	8.3	3.4

Income Tax Expense (Benefit)	$40.5	$(11.2)	$106.7	$4.3	$(7.5)	$45.2	$5.2	$9.4
The following are reconciliations for the Registrants between the federal income taxes computed by multiplying pretax income by the federal statutory tax rate and the income taxes reported:

AEP	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$2,305.6	$2,488.1	$2,196.7
Less: Equity Earnings – Dolet Hills	(1.4)	(3.4)	(2.9)
Income Tax Expense	5.4	115.5	40.5
Pretax Income	$2,309.6	$2,600.2	$2,234.3

Income Taxes on Pretax Income at Statutory Rate (21%)	$485.0	$546.0	$469.2
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Reversal of Origination Flow-Through	17.1	25.9	26.5
Permanent - Miscellaneous	11.5	(1.3)	(9.7)
Investment Tax Credit Amortization	(14.3)	(22.0)	(18.8)
Production Tax Credits	(197.1)	(98.8)	(83.1)
State and Local Income Taxes, Net	(14.0)	39.4	25.1
Removal Costs	(26.5)	(20.0)	(18.6)
AFUDC	(29.3)	(30.6)	(32.5)
Tax Adjustments (a)	—	(55.1)	—
Tax Reform Excess ADIT Reversal	(214.5)	(255.6)	(268.2)
Federal Return to Provision	(17.4)	(1.6)	(2.6)
CARES Act	—	—	(48.0)
Other	4.9	(10.8)	1.2
Income Tax Expense	$5.4	$115.5	$40.5

Effective Income Tax Rate	0.2%	4.4%	1.8%

(a)2021 amount represents an out of period adjustment related to Deferred Income Taxes and Income Tax Expense (Benefit). Management concluded the misstatement and subsequent correction was not material to the 2021 or prior period financial statements.

AEP Texas	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$307.9	$289.8	$241.0
Income Tax Expense (Benefit)	72.6	43.1	(11.2)
Pretax Income	$380.5	$332.9	$229.8

Income Taxes on Pretax Income at Statutory Rate (21%)	$79.9	$69.9	$48.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
State and Local Income Taxes, Net	1.7	2.4	(0.8)
AFUDC	(4.1)	(4.5)	(4.1)
Parent Company Loss Benefit	—	(3.2)	(4.5)
Tax Reform Excess ADIT Reversal	(5.5)	(21.3)	(47.9)
Other	0.6	(0.2)	(2.2)
Income Tax Expense (Benefit)	$72.6	$43.1	$(11.2)

Effective Income Tax Rate	19.1%	12.9%	(4.9)%

AEPTCo	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$594.2	$591.7	$423.4
Income Tax Expense	169.1	144.1	106.7
Pretax Income	$763.3	$735.8	$530.1

Income Taxes on Pretax Income at Statutory Rate (21%)	$160.3	$154.5	$111.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
State and Local Income Taxes, Net	19.8	19.8	15.1
AFUDC	(14.8)	(14.1)	(15.5)
Parent Company Loss Benefit	—	(18.3)	(7.0)
Other	3.8	2.2	2.8
Income Tax Expense	$169.1	$144.1	$106.7

Effective Income Tax Rate	22.2%	19.6%	20.1%

APCo	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$394.2	$348.9	$369.7
Income Tax Expense	18.2	22.1	4.3
Pretax Income	$412.4	$371.0	$374.0

Income Taxes on Pretax Income at Statutory Rate (21%)	$86.6	$77.9	$78.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Reversal of Origination Flow-Through	4.7	11.7	12.7
State and Local Income Taxes, Net	(5.9)	2.1	7.9
Removal Costs	(9.8)	(7.3)	(5.7)
AFUDC	(3.7)	(4.6)	(4.5)
Parent Company Loss Benefit	—	—	(6.2)
Tax Adjustments (a)	—	4.5	—
Tax Reform Excess ADIT Reversal	(50.9)	(60.5)	(72.3)
Federal Return to Provision	(2.8)	(1.6)	(7.2)
Other	—	(0.1)	1.1
Income Tax Expense	$18.2	$22.1	$4.3

Effective Income Tax Rate	4.4%	6.0%	1.1%

(a)2021 amount represents an out of period adjustment related to Deferred Income Taxes and Income Tax Expense (Benefit). Management concluded the misstatement and subsequent correction was not material to the 2021 or prior period financial statements.

I&M	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$324.7	$279.8	$284.8
Income Tax Expense (Benefit)	4.2	(10.6)	(7.5)
Pretax Income	$328.9	$269.2	$277.3

Income Taxes on Pretax Income at Statutory Rate (21%)	$69.1	$56.5	$58.2
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Reversal of Origination Flow-Through	2.9	3.5	1.6
Investment Tax Credit Amortization	(3.1)	(6.4)	(4.5)
State and Local Income Taxes, Net	9.6	(1.3)	1.5
Removal Costs	(12.4)	(9.7)	(10.5)
AFUDC	(2.1)	(2.7)	(2.4)
Parent Company Loss Benefit	—	(2.8)	(6.4)
Tax Reform Excess ADIT Reversal	(54.0)	(46.3)	(46.8)
Federal Return to Provision	(6.2)	(0.6)	1.8
Other	0.4	(0.8)	—
Income Tax Expense (Benefit)	$4.2	$(10.6)	$(7.5)

Effective Income Tax Rate	1.3%	(3.9)%	(2.7)%

OPCo	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$287.8	$253.6	$271.4
Equity Earnings of Unconsolidated Subsidiaries	(0.6)	—	—
Income Tax Expense	44.2	34.4	45.2
Pretax Income	$331.4	$288.0	$316.6

Income Taxes on Pretax Income at Statutory Rate (21%)	$69.6	$60.5	$66.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Reversal of Origination Flow-Through	3.0	2.2	3.7
State and Local Income Taxes, Net	(1.6)	—	(1.7)
AFUDC	(2.9)	(2.3)	(2.6)
Tax Adjustments (a)	—	8.9	—
Tax Reform Excess ADIT Reversal	(27.5)	(32.6)	(27.2)
Federal Return to Provision	3.5	(1.2)	6.5
Other	0.1	(1.1)	—
Income Tax Expense	$44.2	$34.4	$45.2

Effective Income Tax Rate	13.3%	11.9%	14.3%

(a)2021 amount represents an out of period adjustment related to Deferred Income Taxes and Income Tax Expense (Benefit). Management concluded the misstatement and subsequent correction was not material to the 2021 or prior period financial statements.

PSO	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$167.6	$141.1	$123.0
Income Tax Expense (Benefit)	(49.2)	4.1	5.2
Pretax Income	$118.4	$145.2	$128.2

Income Taxes on Pretax Income at Statutory Rate (21%)	$24.9	$30.5	$26.9
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Investment Tax Credit Amortization	(1.6)	(1.8)	(2.1)
Production Tax Credits	(47.7)	(6.0)	—
State and Local Income Taxes, Net	4.3	6.4	6.5
Parent Company Loss Benefit	—	—	(0.2)
Tax Reform Excess ADIT Reversal	(25.4)	(25.4)	(25.5)
Federal Return to Provision	(3.7)	0.7	(0.5)
Other	—	(0.3)	0.1
Income Tax Expense (Benefit)	$(49.2)	$4.1	$5.2

Effective Income Tax Rate	(41.6)%	2.8%	4.1%

SWEPCo	Years Ended December 31,
	2022	2021	2020
	(in millions)
Net Income	$294.3	$242.1	$183.7
Less: Equity Earnings – Dolet Hills	(1.4)	(3.4)	(2.9)
Income Tax Expense (Benefit)	(25.2)	(0.6)	9.4
Pretax Income	$267.7	$238.1	$190.2

Income Taxes on Pretax Income at Statutory Rate (21%)	$56.2	$50.0	$39.9
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Reversal of Origination Flow-Through	2.3	1.8	1.9
Depletion	(4.0)	(2.7)	(3.4)
Production Tax Credits	(57.1)	(7.2)	—
State and Local Income Taxes, Net	(4.9)	(8.0)	2.7
Parent Company Loss Benefit	—	—	(5.6)
Tax Reform Excess ADIT Reversal	(14.8)	(31.1)	(21.9)
Other	(2.9)	(3.4)	(4.2)
Income Tax Expense (Benefit)	$(25.2)	$(0.6)	$9.4

Effective Income Tax Rate	(9.4)%	(0.3)%	4.9%
Net Deferred Tax Liability

The following tables show elements of the net deferred tax liability and significant temporary differences for each Registrant:

AEP	December 31,
	2022	2021
	(in millions) (as adjusted)
Deferred Tax Assets	$3,567.4	$3,347.1
Deferred Tax Liabilities	(12,464.3)	(11,991.2)
Net Deferred Tax Liabilities	$(8,896.9)	$(8,644.1)

Property Related Temporary Differences	$(7,788.1)	$(7,346.4)
Amounts Due to Customers for Future Income Taxes	962.7	1,086.6
Deferred State Income Taxes	(1,049.3)	(1,211.8)
Securitized Assets	(98.9)	(128.8)
Regulatory Assets	(865.2)	(746.6)
Accrued Nuclear Decommissioning	(632.7)	(743.2)
Net Operating Loss Carryforward	132.4	303.2
Tax Credit Carryforward	612.0	440.1
Operating Lease Liability	142.9	116.3
Investment in Partnership	(338.9)	(392.1)
Valuation Allowance	(28.2)	(25.0)
Deferred Revenues	7.1	8.8
Postretirement Benefits	2.5	(46.2)
All Other, Net	44.8	41.0
Net Deferred Tax Liabilities	$(8,896.9)	$(8,644.1)

AEP Texas	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$177.0	$173.8
Deferred Tax Liabilities	(1,321.2)	(1,262.7)
Net Deferred Tax Liabilities	$(1,144.2)	$(1,088.9)

Property Related Temporary Differences	$(1,130.7)	$(1,060.2)
Amounts Due to Customers for Future Income Taxes	111.0	110.0
Deferred State Income Taxes	(36.6)	(32.2)
Securitized Transition Assets	(65.0)	(84.4)
Regulatory Assets	(48.9)	(45.1)
Operating Lease Liability	20.3	15.8
All Other, Net	5.7	7.2
Net Deferred Tax Liabilities	$(1,144.2)	$(1,088.9)

AEPTCo	December 31,
	2022	2021
	(in millions) (as adjusted)
Deferred Tax Assets	$165.0	$161.2
Deferred Tax Liabilities	(1,221.5)	(1,139.5)
Net Deferred Tax Liabilities	$(1,056.5)	$(978.3)

Property Related Temporary Differences	$(1,081.5)	$(1,012.4)
Amounts Due to Customers for Future Income Taxes	118.5	120.1
Deferred State Income Taxes	(108.1)	(97.0)
Regulatory Assets	(1.1)	(1.3)
Net Operating Loss Carryforward	5.5	8.1
Tax Credit Carryforward	0.2	0.1
Operating Lease Liability	0.3	0.1
Valuation Allowance	(0.1)	(0.1)
All Other, Net	9.8	4.1
Net Deferred Tax Liabilities	$(1,056.5)	$(978.3)

APCo	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$510.3	$495.1
Deferred Tax Liabilities	(2,502.5)	(2,299.8)
Net Deferred Tax Liabilities	$(1,992.2)	$(1,804.7)

Property Related Temporary Differences	$(1,509.8)	$(1,476.5)
Amounts Due to Customers for Future Income Taxes	163.0	182.1
Deferred State Income Taxes	(318.5)	(288.8)
Securitized Assets	(33.9)	(39.3)
Regulatory Assets	(301.2)	(177.0)
Operating Lease Liability	15.6	14.2
All Other, Net	(7.4)	(19.4)
Net Deferred Tax Liabilities	$(1,992.2)	$(1,804.7)

I&M	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$933.7	$1,072.2
Deferred Tax Liabilities	(2,090.7)	(2,172.4)
Net Deferred Tax Liabilities	$(1,157.0)	$(1,100.2)

Property Related Temporary Differences	$(398.0)	$(286.2)
Amounts Due to Customers for Future Income Taxes	114.3	135.5
Deferred State Income Taxes	(227.0)	(222.0)
Regulatory Assets	(29.5)	(23.6)
Accrued Nuclear Decommissioning	(632.7)	(743.2)
Operating Lease Liability	13.6	13.5
All Other, Net	2.3	25.8
Net Deferred Tax Liabilities	$(1,157.0)	$(1,100.2)

OPCo	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$218.8	$204.4
Deferred Tax Liabilities	(1,319.9)	(1,205.3)
Net Deferred Tax Liabilities	$(1,101.1)	$(1,000.9)

Property Related Temporary Differences	$(1,133.8)	$(1,042.0)
Amounts Due to Customers for Future Income Taxes	112.6	117.7
Deferred State Income Taxes	(59.6)	(58.8)
Regulatory Assets	(57.6)	(39.8)
Operating Lease Liability	15.5	17.2
All Other, Net	21.8	4.8
Net Deferred Tax Liabilities	$(1,101.1)	$(1,000.9)

PSO	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$225.0	$170.0
Deferred Tax Liabilities	(1,013.6)	(952.3)
Net Deferred Tax Liabilities	$(788.6)	$(782.3)

Property Related Temporary Differences	$(763.3)	$(708.6)
Amounts Due to Customers for Future Income Taxes	96.0	111.5
Deferred State Income Taxes	(81.9)	(83.2)
Regulatory Assets	(140.2)	(228.0)
Net Operating Loss Carryforward	25.8	111.4
Tax Credit Carryforward	54.3	6.6
All Other, Net	20.7	8.0
Net Deferred Tax Liabilities	$(788.6)	$(782.3)

SWEPCo	December 31,
	2022	2021
	(in millions)
Deferred Tax Assets	$374.9	$336.4
Deferred Tax Liabilities	(1,464.6)	(1,424.0)
Net Deferred Tax Liabilities	$(1,089.7)	$(1,087.6)

Property Related Temporary Differences	$(1,053.8)	$(989.6)
Amounts Due to Customers for Future Income Taxes	146.2	154.8
Deferred State Income Taxes	(208.7)	(234.9)
Regulatory Assets	(114.1)	(101.4)
Net Operating Loss Carryforward	42.7	67.4
Tax Credit Carryforward	66.0	8.5
All Other, Net	32.0	7.6
Net Deferred Tax Liabilities	$(1,089.7)	$(1,087.6)
Federal and State Income Tax Audit Status

The statute of limitations for the IRS to examine AEP and subsidiaries originally filed federal return has expired for tax years 2016 and earlier. AEP has agreed to extend the statute of limitations on the 2017 and 2018 tax returns to December 31, 2023, to allow time for the current IRS audit to be completed including a refund claim approval by the Congressional Joint Committee on Taxation. The statute of limitations for the 2019 return is set to naturally expire in 2023 as well.

The current IRS audit and associated refund claim evolved from a net operating loss carryback to 2015 that originated in the 2017 return. AEP has received and agreed to two IRS proposed adjustments on the 2017 tax return, which were immaterial. The exam is nearly complete, and AEP is currently working with the IRS to submit the refund claim to the Congressional Joint Committee on Taxation for resolution and final approval.

AEP and subsidiaries file income tax returns in various state and local jurisdictions. These taxing authorities routinely examine the tax returns, and AEP and subsidiaries are currently under examination in several state and local jurisdictions. Generally, the statutes of limitations have expired for tax years prior to 2017. In addition, management is monitoring and continues to evaluate the potential impact of federal legislation and corresponding state conformity.

Net Income Tax Operating Loss Carryforward

As of December 31, 2022, AEP, AEPTCo, OPCo, PSO and SWEPCo have state net income tax operating loss carryforwards as indicated in the table below:

		State Net Income
		Tax Operating Loss	Years of
Company	State/Municipality	Carryforward	Expiration
		(in millions)
AEP	Arkansas	$224.4	2023	-	2032
AEP	Colorado	82.6	NA
AEP	Illinois	52.4	2031	-	2041
AEP	Kentucky	231.3	2030	-	2037
AEP	Louisiana	586.8	NA
AEP	Michigan	58.7	2029	-	2031
AEP	New Jersey	13.7	2036	-	2040
AEP	New Mexico	22.9	NA
AEP	Ohio Municipal	1,257.7	2023	-	2027
AEP	Oklahoma	943.3	2037	-	2037
AEP	Pennsylvania	64.4	2030	-	2042
AEP	Tennessee	77.7	2030	-	2037
AEP	Virginia	11.2	2030	-	2037
AEP	West Virginia	12.3	2029	-	2037
AEPTCo	Oklahoma	33.0	2037	-	2037
OPCo	Ohio Municipal	190.1	2024	-	2027
PSO	Oklahoma	899.6	2037	-	2037
SWEPCo	Arkansas	224.2	2023	-	2032
SWEPCo	Louisiana	577.2	NA
Tax Credit Carryforward

Federal and state net income tax operating losses sustained in 2017, 2019 and 2021 resulted in unused federal and state income tax credits.  As of December 31, 2022, the Registrants have federal tax credit carryforwards and AEP and PSO have state tax credit carryforwards as indicated in the table below.  If these credits are not utilized, federal general business tax credits will expire in the years 2036 through 2041 and state tax credits will remain available indefinitely.

	Total Federal	Total State
	Tax Credit	Tax Credit
Company	Carryforward	Carryforward
	(in millions)
AEP	$612.0	$39.2
AEP Texas	1.5	—
AEPTCo	0.2	—
APCo	2.0	—
I&M	11.4	—
OPCo	1.0	—
PSO	54.3	39.2
SWEPCo	66.0	—

The Registrants anticipate future federal taxable income will be sufficient to realize the tax benefits of the federal tax credits before they expire unused.

Valuation Allowance

AEP assesses the available positive and negative evidence to estimate whether sufficient future taxable income of the appropriate tax character will be generated to realize the benefits of existing deferred tax assets. When the evaluation of the evidence indicates that it is more-likely-than-not that AEP will not be able to realize the benefits of existing deferred tax assets, a valuation allowance is recorded to reduce existing deferred tax assets to the net realizable amount. Objective evidence evaluated includes whether AEP has a history of recognizing income, future reversals of existing temporary differences and tax planning strategies.

Valuation allowance activity for the years ended December 31, 2022, 2021 and 2020 was not material.

Uncertain Tax Positions

The reconciliations of the beginning and ending amounts of unrecognized tax benefits for AEP and OPCo are presented below. The amount and activity of unrecognized tax benefits for the other Registrant Subsidiaries was immaterial for periods presented:

	AEP
	2022	2021	2020
	(in millions)
Balance as of January 1,	$14.3	$13.2	$24.1
Increase – Tax Positions Taken During a Prior Period	5.1	1.2	0.6
Decrease – Tax Positions Taken During a Prior Period	—	(3.2)	(14.5)
Increase – Tax Positions Taken During the Current Year	3.8	3.1	3.0
Decrease – Tax Positions Taken During the Current Year	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—
Balance as of December 31,	$23.2	$14.3	$13.2

	OPCo
	2022	2021	2020
	(in millions)
Balance as of January 1,	$—	$3.2	$8.4
Increase – Tax Positions Taken During a Prior Period	5.1	—	—
Decrease – Tax Positions Taken During a Prior Period	—	(3.2)	(5.2)
Increase – Tax Positions Taken During the Current Year	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—
Balance as of December 31,	$5.1	$—	$3.2
Management believes that there will be no significant net increase or decrease in unrecognized benefits within 12 months of the reporting date.  The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate for AEP as of December 31, 2022, 2021 and 2020 were $23 million, $14 million, and $12 million, respectively.

Federal Tax Legislation

In March 2020, the CARES Act was signed into law. The CARES Act includes tax relief provisions including a 5-year NOL carryback from years 2018-2020. In the third quarter of 2020, AEP requested a $95 million refund of taxes paid in 2014 under the 5-year NOL carryback provision of the CARES Act. AEP carried back a NOL generated on the 2019 Federal income tax return at a 21% federal corporate income tax rate to the 2014 Federal income tax return at a 35% corporate income tax rate. As a result of the change in the corporate income tax rates between the two periods, AEP realized a tax benefit of $48 million during the third quarter of 2020 primarily at the Generation & Marketing segment. AEP received the $95 million refund in the fourth quarter of 2021.

Inflation Reduction Act

In August 2022, President Biden signed H.R. 5376 into law, commonly known as the Inflation Reduction Act of 2022 or IRA. Most notably this budget reconciliation legislation creates a 15% minimum tax on adjusted financial statement income (Corporate Alternative Minimum Tax or CAMT), extends and increases the value of PTCs and ITCs, adds a nuclear and clean hydrogen PTC, an energy storage ITC and allows the sale or transfer of tax credits to third parties for cash. This legislation has no material impact on the current period financial statements. As further significant guidance from Treasury and the IRS is expected on the tax provisions in the IRA, AEP will continue to monitor any issued guidance and evaluate the impact on future net income, cash flows and financial condition.

In November 2022, the IRS released Notice 2022-61 addressing the Prevailing Wage and Apprenticeship Requirements (PWAR) tied to full value PTCs and ITCs for projects that begin construction on or after January 29, 2023. AEP’s future renewable energy projects that begin construction after this date will be required to, and expect to, satisfy the PWAR to receive full value ITCs and PTCs.

In December 2022, the IRS released Notice 2023-7 addressing time sensitive issues related to the CAMT. The notice provided initial guidance that AEP can begin to rely on in 2023 and also stated that additional guidance is expected, of which AEP will continue to monitor and assess. Notably, the interim guidance in Notice 2023-7 confirmed the CAMT depreciation adjustment includes tax depreciation that is capitalized to inventory under §263A and recovered as part of cost of goods sold, providing significant relief to AEP’s potential CAMT exposure.

The enactment of the IRA will have future cash flow and income tax reporting considerations. AEP and subsidiaries expect to be applicable corporations beginning in 2023 and AEP expects to have CAMT cash tax payments beginning in 2024. CAMT cash taxes are expected to be offset by regulatory recovery, the utilization of tax credits and additionally the cash inflow generated by the sale of tax credits. The sale of tax credits will be presented in the operating section of the statements of cash flows consistent with the presentation of cash taxes paid. AEP will present the gain or loss on sale of tax credits through income tax expense. Management believes this presentation provides consistency in financial statement reporting as it matches the originating income tax benefit of the tax credits.

State Tax Legislation

In April 2021, West Virginia enacted House Bill (HB) 2026. HB 2026 changes the state income tax apportionment formula from a ratio that includes property, payroll and sales to a single sales factor apportionment regime effective for tax years beginning on or after January 1, 2022. HB 2026 also eliminates the “throw out” rule related to sales of tangible personal property for sales factor apportionment calculation purposes and introduces a market-based sourcing for sales of services and intangible property. During 2021, AEP recorded $23 million in Income Tax Expense as a result of remeasuring West Virginia deferred taxes under the new apportionment methodology. The enacted legislation does not impact AEP Texas, PSO or SWEPCo.

In May 2021, Oklahoma enacted HB 2960. HB 2960 reduces the Oklahoma corporate income tax rate from 6% to 4%. During 2021, AEP recorded an immaterial amount of Income Tax Benefit as a result of remeasuring Oklahoma deferred taxes at the lowered statutory tax rate of 4%. The enacted legislation does not impact APCo, I&M or OPCo.

In November 2021, Louisiana approved Constitutional Amendment 2, thereby also enacting HB 292. HB 292 reduces the Louisiana corporate income tax rate from 8% to 7.5%. In the fourth quarter of 2021, AEP recorded an immaterial amount of Income Tax Expense as a result of remeasuring Louisiana deferred taxes at the lowered statutory tax rate of 7.5%. The enacted legislation does not impact AEP Texas, APCo, I&M, OPCo or PSO.

In December 2021, Arkansas enacted HB 1001. HB 1001 reduces the Arkansas corporate income tax rate from 5.9% to 5.7%, with additional reductions to 5.3% contingent upon future events. In the fourth quarter of 2021, AEP recorded an immaterial amount of Income Tax Expense as a result of remeasuring Arkansas deferred taxes at the lowered statutory tax rate of 5.7%. The enacted legislation does not impact AEP Texas, APCo, I&M, OPCo or PSO.

In August 2022, Arkansas enacted Senate Bill 1.  Senate Bill 1 reduces the Arkansas corporate income tax rate from 5.7% to 5.3%.  In the third quarter of 2022, AEP recorded an immaterial amount of Income Tax Expense as a result of remeasuring Arkansas deferred taxes at the lowered statutory tax rate of 5.3%. The enacted legislation does not impact AEP Texas, APCo, I&M, OPCo or PSO.